COMMITMENTS AND CONTINGENCIES - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
COMMITMENTS AND CONTINGENCIES
Right of use assets obtained in exchange for new operating lease liabilities	$ 39,800	$ 57,900
Obligation to pay rent through the remaining amended lease term	93,530
Amortization expense	$ 23,744	$ 11,940